Business Combination (Details) - Schedule Of consummation of the business combination	12 Months Ended
Dec. 31, 2021 shares
Schedule Of consummation of the business combination [Abstract]
CMLS II Class A common stock, outstanding prior to Business Combination	27,600,000
Less: CMLS II Redemption shares	(809,850)
Class A common stock of CMLS II, net of redemptions	26,790,150
Conversion of CMLS II Founder Shares for Common Stock	6,900,000
Shares issued pursuant to PIPE Investment	36,500,000
Conversion of Old SomaLogic shares for Common Stock	110,973,213 [1]
Total shares of SomaLogic Common Stock, immediately after Business Combination	181,163,363

[1]	The number of Old SomaLogic shares was determined as the 75,404,883 shares of Old SomaLogic Class B common stock and 31,485,973 shares of Old SomaLogic redeemable convertible preferred stock (assuming deemed conversion to Old SomaLogic Class B common stock) outstanding immediately prior to the closing of the Business Combination multiplied by the Exchange Ratio of 0.8381.